Investment Strategy	Aug. 20, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of TSLA on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of TSLA on a daily basis.
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of TSLA on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of TSLA on a daily basis.
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of NVDA on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of NVDA on a daily basis.
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective October 31, 2025, delete the first sentence under Principal Investment Strategies and replace with the following information:
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NVDA on a daily basis.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% inverse (opposite) exposure to the price performance of NVDA on a daily basis.